Note 12. Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

Note 12. UNAUDITED QUARTERLY FINANCIAL DATA

Selected quarterly data for 2013 and 2012 are as follows:

	2013
(in $000's except per share data)	First	Second	Third	Fourth
Net sales	$18,031	$14,075	$12,246	$13,563
Gross margin	$2,960	$2,256	$1,936	$2,182
Net earnings (loss)	$549	$31	$(40)	$111
Basic net earnings (loss) per share	$0.05	$0.00	$(0.00)	$0.01
Diluted net earnings (loss) per share	$0.05	$0.00	$(0.00)	$0.01

	2012
(in $000's except per share data)	First	Second	Third	Fourth
Net sales	$12,343	$12,843	$11,727	$14,205
Gross margin	$2,185	$2,302	$2,049	$2,432
Net earnings	$202	$(126)	$(235)	$323
Basic net earnings per share	$0.02	$(0.01)	$(0.02)	$0.03
Diluted net earnings per share	$0.02	$(0.01)	$(0.02)	$0.03